Revenues by pillar for the years ended December 31, 2021 and 2020 is as follows: (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Media and content	$ 152,444,727	$ 60,887,990
Esports and entertainment	5,483,444	5,906,613
Subscription	9,436,115	6,168,878
Total	$ 167,364,286	$ 72,963,481